UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2410

DREYFUS LIQUID ASSETS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/05

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Liquid Assets, Inc.

SEMIANNUAL REPORT June 30, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Liquid Assets, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Liquid Assets, Inc., covering the six-month period from January 1, 2005, through June 30, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Patricia A. Larkin.

The Federal Reserve Board continued to raise short-term interest rates steadily and gradually over the first half of 2005 in its ongoing effort to move away from its previously accommodative monetary policy.As the federal funds rate climbed, so have yields of money market instruments providing a much-needed boost to money market fund yields, which were at historically low levels this same time last year.

Given the recent economic data released on the U.S. economy, most analysts currently believe that the Fed is likely to continue to raise short-term interest rates until they reach a level that neither stimulates nor restricts economic activity.This view is consistent with that of our economists, who are calling for the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures. As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2005

DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Liquid Assets, Inc. perform during the period?

During the six-month period ended June 30, 2005, the fund's Class I shares produced an annualized yield of 2.05% and, taking into account the effects of compounding, an annualized effective yield of 2.07% ..1 Between their inception on April 18, 2005 and the end of the fund's semiannual reporting period on June 30, 2005, the fund's Class II shares produced an annualized yield of 2.49% and an annualized effective yield of 2.52% .2

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, short-term securities issued by domestic or foreign branches of U.S. banks, repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of U.S. issuers.

Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund's performance?

The fund's performance was influenced primarily by rising short-term interest rates in a recovering economy.The Federal Reserve Board (the "Fed") raised short-term interest rates at each of four meetings of its Federal Open Market Committee ("FOMC") during the reporting period, continuing its gradual move away from the aggressively accommodative monetary policy that had prevailed over the past several years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In early February, the Fed increased the overnight federal funds rate from 2.25% to 2.5% . Although the move was widely expected, many analysts at the time believed that inflationary pressures remained low in a moderately growing economy. By the time of the next FOMC meeting in late March, however, surging energy prices and healthy employment gains had rekindled investors' inflation concerns. In its announcement of the March rate increase to 2.75%, the Fed adopted a more hawkish tone, noting that "pressures on inflation have picked up in recent months, and pricing power is more evident." It was later estimated that the U.S. economy expanded at a 3.5% annualized rate during the first quarter of 2005.

While weaker-than-expected data in April suggested that the U.S. economy might be hitting another soft patch, it later was estimated that the U.S. labor market added more jobs than expected in April, and employment statistics for February and March were revised upward. These data provided some encouragement that high energy prices had not hindered the economic expansion, but difficulties encountered by the airline and automotive industries were regarded as potential threats to consumer and business confidence and spending.

In early May, the Fed implemented its eighth consecutive rate hike, driving the federal funds rate to 3%. However, signs that China's torrid growth rate may be moderating, and the impending rejection of the European Union's proposed constitution, contributed to worries of weakness in the U.S. economy's manufacturing sector.This, in part, caused an unexpected rally in the 10-year U.S.Treasury bond, which ended the reporting period with a yield below 4%.

Economic expectations appeared to improve in June, when the U.S. labor market posted another relatively impressive performance. On the other hand, oil prices broke the $60/barrel barrier during the month, and investors continued to worry that higher energy and borrowing costs might hinder economic activity. In fact, some analysts believed that the Fed was near the end of its credit tightening cycle. However, when the Fed hiked the federal funds rate to 3.25% on June 30, the reporting period's last day, it left the language in its accompanying statement unchanged, which many analysts interpreted as a signal that additional rate increases remained in store during the second half of 2005.

In this changing environment, most money market investors focused primarily on securities with maturities of three months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This caused yield differences between overnight instruments and one-year securities to steepen significantly.

What is the fund's current strategy?

While the U.S. economy recently has sent mixed signals, it appears likely that the Fed will continue to raise short-term interest rates during the second half of the year. Accordingly, we have continued to maintain the fund's relatively short weighted average maturity in an attempt to foster liquidity while maintaining the fund's ability to capture higher yields, should they become available.

July 15, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund's Class I shares reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to any undertaking in effect until December 31, 2005, at which time it may be extended or terminated.
[2]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund's Class
II shares reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders will be given at least 90 days' notice prior to the time such absorption may be terminated. Class II shares of the fund are available only to certain eligible financial institutions.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005 †
	Class 1 Shares	Class 2 Shares

Expenses paid per $1,000 ††	$ 3.49	$ 1.12
Ending value (after expenses)	$1,010.20	$1,005.05

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2005 †
	Class 1 Shares	Class 2 Shares †††

Expenses paid per $1,000 ††	$ 3.51	$ 1.12
Ending value (after expenses)	$1,021.32	$1,009.02

†	For Class 1 shares and from April 18, 2005 (commencement of initial offering) to June 30, 2005 for Class 2 shares
††	Expenses are equal to the fund's annualized expense ratio of .70% for Class 1 shares and .55% for Class 2 shares;
multiplied by the average account value over the period, multiplied by 181/365 for Class 1 shares and 74/365 for
Class 2 shares (to reflect the one-half year period for Class 1 shares and actual days since inception for Class 2 shares).
†††	Had Class 2 shares been outstanding for the entire period, the hypothetical expenses paid would have been $2.76 and the ending value would have been $1,022.07.

6

STATEMENT OF INVESTMENTS June 30, 2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—10.1%	Amount ($)	Value ($)

Citibank N.A.
3.14%, 8/4/2005	181,000,000	181,000,000
First Tennessee Bank N.A.
3.03%, 7/5/2005	30,000,000	30,000,000
Marshall & Ilsley Bank
3.40%, 9/19/2005	49,600,000	49,595,419
Washington Mutual Bank
3.15%, 7/27/2005—8/1/2005	200,000,000	199,999,921
Total Negotiable Bank Certificates of Deposit
(cost $460,595,340)		460,595,340

Commercial Paper—80.9%

Amstel Funding Corp.
3.14%—3.45%, 8/2/2005—9/30/2005	200,000,000 [a]	199,004,958
Atlantis One Funding Corp.
3.40%, 9/22/2005	77,973,000 [a]	77,367,171
Bank of America Corp.
3.17%, 8/9/2005	150,000,000	149,488,125
Barclays US Funding Corp.
3.03%—3.32%, 7/5/2005—9/6/2005	215,000,000	214,349,233
Beta Finance Inc.
3.15%—3.27%, 8/3/2005—9/6/2005	69,500,000 [a]	69,239,415
Cafco LLC
3.27%—3.40%, 9/7/2005—9/19/2005	220,000,000 [a]	218,420,889
CBA (DE) Finance Inc.
3.15%, 8/3/2005	50,000,000	49,857,000
CC USA Inc.
3.27%, 9/6/2005	25,000,000 [a]	24,849,250
Charta LLC
3.11%—3.45%, 7/12/2005—9/22/2005	179,600,000 [a]	178,392,079
CRC Funding LLC
3.10%, 7/12/2005	50,000,000 [a]	49,952,944
CSFB (USA) Inc.
3.10%, 7/13/2005	31,000,000	30,968,122
Deutsche Financial LLC Inc.
3.40%, 7/1/2005	100,000,000	100,000,000
Edison Asset Securitization LLC
3.40%, 9/21/2005	51,476,000 [a]	51,080,865
General Electric Capital Corp.
3.10%, 7/11/2005	50,000,000	49,957,222

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Commercial Paper (continued)	Shares	Value ($)

Govco
3.10%, 7/13/2005	50,000,000 [a]	49,948,583
Grampian Funding LLC
3.14%, 7/28/2005	200,000,000 [a]	199,533,500
Harrier Finance Funding
3.41%—3.46%, 9/22/2005—9/30/2005	117,000,000 [a]	116,020,678
K2 (USA) LLC
3.27%, 9/6/2005	50,000,000 [a]	49,698,500
Links Finance Corp.
3.44%, 9/29/2005	25,800,000 [a]	25,580,055
Links Finance LLC
3.41%, 9/23/2005	20,000,000 [a]	19,842,267
Mane Funding Corp.
3.31%—3.45%, 8/22/2005—9/27/2005	112,909,000 [a]	112,023,393
Monte Blanc Captial Corp.
3.11%, 7/13/2005	24,998,000 [a]	24,972,252
Morgan Stanley
3.16%, 8/5/2005	60,000,000	59,817,417
Natexis Banques Populares US Finance Co. LLC
3.44%, 9/30/2005	200,000,000	198,276,055
Nordea North America Inc.
3.40%—3.44%, 9/23/2005—9/29/2005	209,000,000	207,308,625
Rabobank USA Finance Corp.
3.44%, 9/30/2005	125,000,000	123,922,535
San Paolo IMI U.S. Finance
3.45%, 9/26/2005	20,525,000	20,355,361
Santander Central Hispano Finance (DE) Inc.
3.14%, 8/4/2005	85,000,000	84,749,533
Scaldis Capital LLC
3.41%, 9/23/2005	29,891,000 [a]	29,655,260
Sigma Finance Inc.
3.12%—3.45%, 7/26/2005—9/29/2005	200,000,000 [a]	198,929,722
Societe Generale N.A. Inc.
3.10%, 7/12/2005	200,000,000	199,811,778
Solitaire Funding LLC
3.40%—3.45%, 9/21/2005—9/30/2005	170,600,000	169,197,830
Toyota Motor Credit Corp.
3.04%, 7/1/2005	62,000,000	62,000,000
UBS Finance (DE) LLC
3.39%, 7/1/2005	200,000,000	200,000,000

8

Commercial Paper (continued)	Shares	Value ($)

White Pine Corp.
3.27%, 9/2/2005—9/6/2005	87,646,000 [a]	87,131,734
Total Commercial Paper
(cost $3,701,702,351)		3,701,702,351

Corporate Notes—3.3%

Morgan Stanley
3.13%, 2/3/2011
(cost $150,000,000)	150,000,000 [b]	150,000,000

Time Deposits—6.0%

Amsouth Bank (Grand Cayman)
3.31%, 7/1/2005	25,800,000	25,800,000
Branch Banking & Trust Co. Inc. (Grand Cayman)
3.33%, 7/1/2005	100,000,000	100,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
3.38%, 7/1/2005	150,000,000	150,000,000
Total Time Deposits
(cost $275,800,000)		275,800,000

Total Investments (cost $4,588,097,691)	100.3%	4,588,097,691
Liabilities, Less Cash and Receivables	(.3%)	(14,437,561)
Net Assets	100.0%	4,573,660,130

[a] Securities exempt from registration under Rule 144A of the Secutities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $1,781,643,515 or 39.0% of net assets.
[b] Variable interest rate—subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	54.3	Asset Backed-
Asset Backed-Multi-Seller	19.5	Securities Arbitrage	4.4
Asset Backed-Structured		Finance	2.4
Investment Vehicle	12.9	Diversified Financial Service	2.2
Brokerage	4.6		100.3

† Based on net assets. See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES June 30, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	4,588,097,691	4,588,097,691
Interest receivable		2,643,522
Prepaid expenses		186,705
		4,590,927,918

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		1,981,457
Cash overdraft due to Custodian		707,250
Payable for shares of Common Stock redeemed		13,845,040
Accrued expenses		734,041
		17,267,788

Net Assets ($)		4,573,660,130

Composition of Net Assets ($):
Paid-in capital		4,573,707,561
Accumulated net realized gain (loss) on investments		(47,431)

Net Assets ($)		4,573,660,130

Net Asset Value Per Share
	Class 1 Shares	Class 2 Shares

Net Assets ($)	1,813,990,636	2,759,669,494
Shares Outstanding	1,814,907,381	2,759,669,494

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended June 30, 2005 (Unaudited)
Investment Income ($):
Interest Income	66,215,941
Expenses:
Management fee—Note 2(a)	11,318,238
Shareholder servicing costs—Note 2(b)	4,222,009
Prospectus and shareholders' reports	282,951
Custodian fees	109,658
Registration fees	89,114
Professional fees	86,570
Directors' fees and expenses—Note 2(c)	66,383
Miscellaneous	45,703
Total Expenses	16,220,626
Less—reduction in management fee
due to undertakings—Note 2	(60,060)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(7,320)
Less—reduction in transfer agency per account
charges due to low balance fee rebate	(32,994)
Net Expenses	16,120,252
Investment Income—Net, representing net increase
in net assets resulting from operations	50,095,689

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Operations ($):
Investment Income—Net, representing
net increase in net assets
resulting from operations	50,095,689	35,316,626

Dividends to Shareholders from ($):
Investment income—net:
Class 1 shares	(37,300,748)	(35,316,626)
Class 2 shares	(12,794,941)	—
Total Dividends	(50,095,689)	(35,316,626)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1 shares	1,460,530,920	3,676,464,574
Class 2 shares *	3,263,133,475	—
Dividends reinvested:
Class 1 shares	18,486,548	13,850,160
Class 2 shares	5	—
Cost of shares redeemed:
Class 1 shares	(4,488,547,959)	(3,914,364,323)
Class 2 shares	(503,463,986)	—
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(249,860,997)	(224,049,589)
Total Increase (Decrease) in Net Assets	(249,860,997)	(224,049,589)

Net Assets ($):
Beginning of Period	4,823,521,127	5,047,570,716
End of Period	4,573,660,130	4,823,521,127

* On April 29, 2005, 3,019,000,000 of Class 1 shares were designated as Class 2 shares. See notes to financial statements.
12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a]	The fund commenced offering two classes of shares on April 18, 2005.
[b]	Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2005
Class 2 Shares	(Unaudited)[a]

Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.005
Distributions:
Dividends from investment income—net	(.005)
Net asset value, end of period	1.00

Total Return (%)	2.52[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[b]
Ratio of net expenses to average net assets	.55[b]
Ratio of net investment income
to average net assets	2.54[b]

Net Assets, end of period ($ x 1,000)	2,759,669

[a]	From April 18, 2005 (commencement of initial offering) to June 30, 2005.
[b]	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company.The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

Effective April 15, 2005, the fund established two separate classes, Class 1 and Class 2. On April 29, 2005, existing fund shares held in omnibus accounts with certain eligible financial institutions were designated as Class 2 shares; all other existing shares continued to be classified as Class 1 shares.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue 30 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class 1 (23.5 billion shares authorized) and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value of per share $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $47,431 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $5,642 of the carryover expires in fiscal 2008, $9,111 expires in fiscal 2009, $24,768 expires in fiscal 2010 and $7,910 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2004 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is based on the value of the fund's average daily net assets and is computed at the following annual rates: 1 / 2 of 1% of the first $1.5 billion; 48/100ths of 1% of the next $500 million; 47/100ths of 1% of the next $500 million; and 45/100ths of 1% over $2.5 billion.The fee is payable monthly.The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the fund's average net assets, the Manager will refund to the fund, or bear, the excess over 1%.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund's Class 1 shares, until December 31, 2005, so that annual fund operating expenses for Class 1 shares, exclusive of certain expenses as described above, do not exceed .70%. The Manager has undertaken to waive its fees and or assume the expenses of the fund's Class 2 shares, so that the expenses for Class 2 shares, exclusive of certain expenses as described above, does not exceed .55%.The Manager may terminate this undertaking upon at least 90 days, prior notice to investors.The reduction in management fee, pursuant to the undertaking, amounted to $60,060 during the period ended June 30, 2005.

(b) Under the Shareholder Services Plan, Class 1 and Class 2 shares reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

During the period ended June 30, 2005, Class 1 shares was charged $1,673,545 and Class 2 shares was charged $222,000, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2005, the fund was charged $739,500 pursuant to the transfer agency agreement.

During the period ended June 30, 2005, the fund was charged $1,998 for services performed by the Chief Compliance officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $1,785,498, chief compliance officer $1,998 and transfer agency per account fees $254,020, which are offset against an expense reimbursement currently in effect in the amount of $60,059.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the "Funds") in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus' ability to perform its contract with the Funds.

For More	Information

Dreyfus Liquid Assets, Inc.	Transfer Agent &
200 Park Avenue	Dividend Disbursing Agent
New York, NY 10166	Dreyfus Transfer, Inc.
Manager	200 Park Avenue
New York, NY 10166
The Dreyfus Corporation
200 Park Avenue	Distributor
New York, NY 10166	Dreyfus Service Corporation
Custodian	200 Park Avenue
New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 30, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 30, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)